FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

The fair value of financial instruments on March 31, 2026 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$538,800	$-
Derivative liabilities-private warrants	$-	$398,644	$-
Derivative liabilities-earnout shares	$-	$-	$-
Derivative liabilities-sponsor earnout shares	$-	$-	$-
Total	$-	$937,444	$-

Mezzanine Equity:
Series C preferred stock	$-	$-	$41,170,508

The fair value of financial instruments on December 31, 2025 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$658,800	$-
Derivative liabilities-private warrants	$-	$487,573	$-
Derivative liabilities-earnout shares	$-	$-	$-
Derivative liabilities-sponsor earnout shares	$-	$-	$-
Total	$-	$1,146,373	$-

Mezzanine Equity:
Series C preferred stock	$-	$-	$41,170,508

The initial and subsequent fair values of the Public Warrants issued in connection with the Initial Public Offering and the fair value of the Private Placement Warrants have been estimated using a Black-Scholes model. The Company recognized a gain in the statement of operations resulting from a decrease in the fair value of warrant liabilities of $208,929 for the three months ended March 31, 2026 and recognized a gain in the statement of operations resulting from a decrease in the fair value of warrant liabilities of $234,195 for the three months ended March 31, 2025, presented as change in fair value of derivative warrant liabilities on the accompanying consolidated statements of operations.

The following table provides quantitative information regarding Level 2 fair value measurements inputs at their measurement dates: March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Exercise price	$11.5000	$11.5000
Stock price	$0.3677	$0.4601
Public warrant price	$0.0449	$0.0549
Volatility	99.90%	92.40%
Risk-free rate	3.85%	3.64%
Dividend yield	0.00%	0.00%

The initial fair value of the Company Earnout Shares and the fair value of the Sponsor Earnout Shares have been estimated using a Monte Carlo simulation model. For the three months ended March 31, 2026 and 2025, the Company recognized a gain in the statement of operations resulting from a decrease in the fair value of liabilities of approximately $0 and $1,039,282, respectively, presented as change in fair value of derivative earnout shares and sponsor earnout shares liabilities on the accompanying consolidated statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Stock price	$0.3677	$0.4601
Volatility	28.20%	25.80%
Risk-free rate	3.85%	3.64%
Dividend yield	0.00%	0.00%

The initial fair value of the Series C Preferred Stock has been estimated using a Monte Carlo simulation model at the business combination date of December 13, 2024. For the year ended December 31, 2024, the Company recognized the fair value of the Series C Preferred Stock of approximately $71,809,025, presented as mezzanine equity on the accompanying consolidated balance sheets.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at the measurement date: December 13, 2024:

December 13, 2024
Stock price	$9.50
Volatility	26.50%
Risk-free rate	4.25%
Dividend yield	0.00%

NOTE 8 – FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

The fair value of financial instruments on December 31, 2025 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$658,800	$-
Derivative liabilities-private warrants	$-	$487,573	$-
Derivative liabilities-earnout shares	$-	$-	$-
Derivative liabilities-sponsor earnout shares	$-	$-	$-
Total	$-	$1,146,373	$-

Mezzanine Equity:
Series C preferred stock	$-	$-	$41,170,508

The fair value of financial instruments on December 31, 2024 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$-	$1,020,000
Derivative liabilities-private warrants	$-	$-	$930,053
Derivative liabilities-earnout shares	$-	$-	$785,351
Derivative liabilities-sponsor earnout shares	$-	$-	$267,733
Total	$-	$-	$3,003,137

Mezzanine Equity:
Series C preferred stock	$-	$-	$71,809,025

The initial and subsequent fair values of the Public Warrants issued in connection with the Initial Public Offering and the fair value of the Private Placement Warrants have been estimated using a Black-Scholes model. For the year ended December 31, 2025 and 2024, the Company recognized a gain in the statement of operations resulting from an decrease in the fair value of warrant liabilities of $803,680 for the year ended December 31, 2025 and recognized a loss in the statement of operations resulting from an increase in the fair value of warrant liabilities of $397,553 for the year ended December 31, 2024, presented as change in fair value of derivative warrant liabilities on the accompanying consolidated statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Exercise price	$11.5000	$11.5000
Stock price	$0.4601	$3.0000
Public warrant price	$0.0549	$0.0850
Volatility	92.40%	33.50%
Risk-free rate	3.64%	4.38%
Dividend yield	0.00%	0.00%

The initial fair value of the Company Earnout Shares and the fair value of the Sponsor Earnout Shares have been estimated using a Monte Carlo simulation model. For the year ended December 31, 2025 and 2024, the Company recognized a gain in the statement of operations resulting from a decrease in the fair value of liabilities of approximately $1,053,084 and $18,731,514, respectively, presented as change in fair value of derivative earnout shares and sponsor earnout shares liabilities on the accompanying consolidated statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Stock price	$0.4601	$3.0000
Volatility	25.80%	33.50%
Risk-free rate	3.64%	4.38%
Dividend yield	0.00%	0.00%

The initial fair value of the Series C Preferred Stock has been estimated using a Monte Carlo simulation model at the business combination date of December 13, 2024. For the year ended December 31, 2024, the Company recognized the fair value of the Series C Preferred Stock of approximately $71,809,025, presented as mezzanine equity on the accompanying consolidated balance sheets.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at the measurement date: December 13, 2024:

December 13, 2024
Stock price	$9.50
Volatility	26.50%
Risk-free rate	4.25%
Dividend yield	0.00%